Debt - Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Principal amount	$ 2,572	$ 1,555
Unamortized discount and debt issuance costs	81	45
Total long-term debt	2,491	1,510
Current portion of long-term debt	2	8
Long-term debt, net	2,489	1,502
Long-term debt maturities
Scheduled principal payments 2021	2
Scheduled principal payments 2022	28
Scheduled principal payments 2023	3
Scheduled principal payments 2024	3
Scheduled principal payments 2025	$ 3
6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Redemption price, percentage	100.00%
Principal amount	$ 544	544
Long term debt	531	531
Unamortized discount and debt issuance costs	$ 13	13
6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Principal amount	$ 342	342
Long term debt	331	331
Unamortized discount and debt issuance costs	$ 11	11
7.25% 2063 Senior Notes
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 275	275
Long term debt	265	265
Unamortized discount and debt issuance costs	$ 10	10
7.25% 2064 Senior Notes
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 300	300
Long term debt	290	290
Unamortized discount and debt issuance costs	$ 10	10
6.25% Senior Notes
Long-term debt
Interest rate on debt	6.25%
Principal amount	$ 500	0
Debt issuance costs	17
Long term debt	483	0
Unamortized discount and debt issuance costs	$ 17	0
5.5% Senior Notes
Long-term debt
Interest rate on debt	5.50%
Principal amount	$ 500	0
Debt issuance costs	17
Long term debt	483	0
Unamortized discount and debt issuance costs	$ 17	0
Callable Notes
Long-term debt
Redemption price, percentage	100.00%
UScellular Term loan facility
Long-term debt
Principal amount	$ 83	83
Long term debt	80	82
Unamortized discount and debt issuance costs	3	1
Receivables securitization facility
Long-term debt
Principal amount	25	0
Long term debt	25	0
Unamortized discount and debt issuance costs	0	0
Finance lease obligations
Long-term debt
Principal amount	3	4
Unamortized discount and debt issuance costs	0	0
Finance lease obligations	3	4
Installment payment agreement
Long-term debt
Principal amount	0	7
Long term debt	0	7
Unamortized discount and debt issuance costs	$ 0	$ 0
Treasury Rate | 6.7% Senior Notes
Long-term debt
Contractual spread	0.30%